COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES

		Future commitments (Unaudited)
	Nature of commitments	Remainder of 2026	2027	2028 and beyond
Citarum Block PSC
Geological and geophysical (G&G) studies	(a)	$-	$-	$950,000
2D seismic	(a)	-	-	6,050,000
3D seismic	(a)	-	-	2,100,000
Drilling	(b)(c)	-	-	30,000,000
Total commitments - Citarum PSC		$-	$-	$39,100,000
Kruh Block KSO
Operating commitments	(d)	$1,429,905	$3,763,035	$81,423,545
Production facility		-	700,000	300,000
G&G studies	(a)	100,000	50,000	-
2D seismic		-	-	-
3D seismic		-	-	-
Drilling	(a)	5,000,000	2,600,000	33,400,000
Workover		-	-	-
Certification		-	-	-
Abandonment and Site Restoration	(c)	38,136	76,272	610,179
Total commitments - Kruh KSO		$6,568,041	$7,189,307	$115,733,724
Total Commitments		$6,568,041	$7,189,307	$154,833,724

Nature of commitments:

(a)	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Includes one exploration and two delineation wells.

(c)	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)	Operating commitments are primarily production operation costs related to or associated to the maintenance well work scheduled to be performed on the oil wells with respect to the Kruh Block KSO.